Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
During the year ended December 31, 2021, we recorded stock-based compensation related to our 2021 Incentive Award Plan and our Class B Units. As more fully described in Note 1, we completed our Transactions in July 2021, and all Class B Units fully vested as of the transaction date, and the original operating agreement was terminated and replaced by a new operating agreement consistent with the Company’s Up-C structure. This new operating agreement does not contain the put and call options that existed under the previous operating agreement, and the Common Units are treated as common equity under the new operating agreement and do not generate stock-based compensation expense.
Included within cost of revenue, sales and marketing, and general and administrative expenses are stock-based compensation expenses as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$171,804	$102,736	$5,025
Sales and marketing	48,098	10,567	—
General and administrative	843,449	440,297	15,414
Total stock-based compensation expense	$1,063,351	$553,600	$20,439
Total stock-based compensation expense includes: the vesting of Class B units, the change in fair value of Class B liability awards, profits distributions to Class B unitholders, and expense related to our new 2021 Incentive Award Plan as follows:

	Year Ended December 31,
	2021	2020	2019
Vested Class B units and change in fair value of Class B liability awards	$934,993	$475,202	$5,608
Profits distributions to Class B unitholders	123,449	78,398	14,831
Class B stock compensation expense	1,058,442	553,600	20,439
2021 Incentive Award Plan stock-based compensation expense	$4,909	$—	$—
Total stock-based compensation expense	$1,063,351	$553,600	$20,439
2021 Incentive Award Plan
On September 27, 2021, as a result of Board approval and the successful filing of a registration statement on Form S-8, we granted 500 Class A common stock of MarketWise, Inc. to all employees who were actively employed as of both March 2, 2021 and September 27, 2021. Total shares granted were 309,500 and we issued 200,373 shares after withholding for taxes. All shares immediately vested at the time of grant, resulting in compensation expense of $2,569.
On September 27, 2021, we granted certain employees restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) under our 2021 Incentive Award Plan.
Both RSUs and SARs are time based and vest ratably over four years, as specified in the individual grant notices. The RSUs granted in September 2021 entitle the recipients dividend equivalents which are subject to the same vesting terms and accumulate during the vesting period. Upon vesting, the RSU holder will be issued the Company’s Class A common stock. The SARs will be settled in the Company’s Class A common stock upon exercise. The shares to be issued upon exercise will have a total market value equal to the SAR value calculated as (x) number of shares underlying SAR, multiplied by (y) any excess of the Company’s share value on the date of exercise over the exercise price set in each individual grant notice.
The fair value of RSU is the same as the Company’s share price on the date of grant. The fair value of the SARs was determined using a Black-Scholes model using the following assumptions:

Volatility	50.0%
Stock price	$8.30
Strike price	$8.30
Expected life of the options to convert (years)	6.25
Risk-free rate	1.20%
Dividend yield	0.0%
The activities of the RSUs and SARs are summarized as follows, including granted, exercised and forfeited from September 27, 2021, the date of the initial establishment of the new incentive plan and grants to December 31, 2021.

	Fully Vested Shares	RSUs	SARs
Outstanding at January 1, 2021	—	—	—
Granted	309,500	2,334,490	1,935,131
Exercised or vested	(309,500)	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2021	—	2,334,490	1,935,131
The stock compensation expense related to the new RSU and SAR grants was $2,340 for the year ending December 31, 2021. The weighted average grant-date fair value of the respective share classes are as follows:

As of
December 31, 2021
Fully vested shares	$8.30
RSUs	$8.30
SARs	$4.05
As of December 31, 2021, none of the SARs were exercisable and they have a remaining contractual term of 9.7 years.
Class B Units
We recognized stock-based compensation expenses of $1,058,442, $553,600 and $20,439 for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts include profits distributions to Class B unitholders of $123,449, $78,398 and $14,831 for the years ended December 31, 2021, 2020 and 2019, respectively. The amount of stock-based compensation expense related to the Class B Units included in each of the line items in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$170,536	$102,736	$5,025
Sales and marketing	46,417	10,567	—
General and administrative	841,489	440,297	15,414
Total stock based-compensation expense	$1,058,442	$553,600	$20,439
The following is a rollforward of Class B Units activity for the twelve months ended December 31, 2021:

Unvested at January 1, 2020	77,981
Granted	62,676
Vested	(65,613)
Unvested at December 31, 2020	75,044
Granted	17,690
Vested	(92,734)
Unvested at December 31, 2021	—
Immediately prior to the closing of the Transactions, there were 589,465 Class B units of MarketWise, LLC outstanding. All Class B units were converted into 152,822,842 Common Units of MarketWise, LLC and became immediately vested, resulting in an incremental stock-based compensation expense of $292,580.
The weighted-average grant-date fair value of Class B Units granted was $2,195.16 and $178.69 per unit during the years ending December 31, 2021 and 2020, respectively.
Because the Class B Units were not publicly traded, we estimated the fair value of its Class B Units in each reporting period. The fair values of Class B Units were estimated by the board of managers based on our equity value. The board of managers considered, among other things, contemporaneous valuations of our equity value prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.
For the year ended December 31, 2020, the fair value of the Class B Units was estimated using an option pricing model to allocate the equity value of the Company to the Class B Units based on their distribution rights. To derive the fair value of the Class B Unit liability, a two-step valuation approach was used. First the equity value of the Company was estimated. The Company considered asset, market, and income-based approaches. The Company determined that an income-based approach presented the best indication of value. As such, the Company relied upon a discounted cash flow approach using a five-year discrete projection period, discounting expected future cash flows back to that date. This calculated equity value was then allocated to the common units held by various stockholders using an option pricing model.
At the date of the Transactions on July 21, 2021, the $10 market value per share was used.
For the three and six months ended June 30, 2021, the fair value of the Class B Units was estimated using a probability-weighted expected return method. This method considered two scenarios: one based on a market approach according to a proposed acquisition of the Company and allocated through a liquidation waterfall, and the other based on the Company continuing as a private entity according to a discounted cash flow analysis, and allocated using an option pricing model. The results of these two methods were weighted to derive the fair value of the Class B Units as of March 31, 2021 and June 30, 2021.
The discounted cash flow method estimates the equity value of the Company by projecting the Company’s net cash flows into the future and discounting these net cash flows to present value by applying a discount rate. Key inputs for this valuation include the Company’s projected cash flows and discount rate. Changes to these inputs could have a material impact on the accompanying consolidated financial statements.
The option pricing model allocates the equity value to each class of common units by preparing a breakpoint analysis to determine which securities would receive value at each threshold of a hypothetical liquidation. Then applying a Black-Scholes option pricing analysis to determine the incremental value of each respective breakpoint and allocating that value to each participating security based on its pro-rata ownership in the breakpoint. Key inputs for this valuation include the equity value of the Company, risk-free rate, allocation thresholds, and stock volatility.
The Company considered several objective and subjective factors to determine the best estimate of the fair value of the Class B Units, including:
•the Company’s historical and expected operating and financial performance;
•current business conditions;
•indications of value from external investors and their proposed value for the business;
•the Company’s stage of development and business strategy;
•macroeconomic conditions;
•the Company’s weighted average cost of capital;
•risk-free rates of return;
•the volatility of comparable publicly traded peer companies; and
•the lack of an active public market for the Company’s equity units.
See also Note 2, Summary of Significant Accounting Policies — Stock-Based Compensation.